Share-Based Payments - Schedule of Share-Based Compensation Expense Recognized In the Consolidated Statement of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation in consolidated statement of profit or loss [Member]
Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income [Line Items]
Share-based compensation in consolidated statement of profit or loss	$ 2,211	$ 1,725	$ 665